Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net
5.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Purchased software	11,055	11,055
Total cost	11,055	11,055
Less: accumulated amortization	(5,518)	(6,808)
Intangible assets, net	5,537	4,247

Amortization expense recognized for the years ended December 31, 2021, 2022 and 2023 was RMB1,302, RMB1,088 and RMB1,290 respectively.

Estimated amortization expense of the existing intangible assets is as follows:

RMB
For the year ending December 31, 2024	1,015
2025	1,012
2026	753
2027	603
2028	263
Thereafter	601
Total	4,247